CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS
Revenues, net	$ 242,309	$ 243,297	$ 476,334	$ 480,324	$ 968,468	$ 917,634
Operating costs and expenses:
Cost of revenues, excluding depreciation and amortization	(87,629)	(102,042)	(176,896)	(207,212)	(396,499)	(394,215)
Selling, general and administrative costs, excluding depreciation and amortization	(92,453)	(92,394)	(184,749)	(187,721)	(369,377)	(343,143)
Share-based compensation expense	(33,932)	(2,842)	(37,108)	(7,022)	(13,715)	(17,663)
Depreciation	(2,131)	(3,249)	(4,182)	(4,650)	(9,422)	(6,997)
Amortization	(40,932)	(57,541)	(97,038)	(114,672)	(227,803)	(221,466)
Transaction expenses	(23,158)		(33,428)	(593)	(2,457)	(2,245)
Transition, integration and other	(5,262)	(18,431)	(6,423)	(37,910)	(61,282)	(78,695)
Other operating income (expense), net	6,607	(1,228)	990	(866)	6,379	(237)
Total operating expenses	(278,890)	(277,727)	(538,834)	(560,646)	(1,074,176)	(1,064,661)
Loss from operations	(36,581)	(34,430)	(62,500)	(80,322)	(105,708)	(147,027)
Interest expense, net	(37,468)	(32,503)	(70,569)	(63,302)	(130,805)	(138,196)
Loss before income tax	(74,049)	(66,933)	(133,069)	(143,624)	(236,513)	(285,223)
Benefit (provision) for income taxes	(3,712)	(11)	(3,952)	(357)	(5,649)	21,293
Net loss	$ (77,761)	$ (66,944)	$ (137,021)	$ (143,981)	$ (242,162)	$ (263,930)
Per share:
Basic	$ (0.29)	$ (0.31)	$ (0.57)	$ (0.66)	$ (1.11)	$ (1.22)
Diluted	$ (0.29)	$ (0.31)	$ (0.57)	$ (0.66)	$ (1.11)	$ (1.22)
Weighted-average shares outstanding:
Basic	264,762,720	217,461,225	241,275,061	217,411,896	217,472,870	216,848,866
Diluted	264,762,720	217,461,225	241,275,061	217,411,896	217,472,870	216,848,866